UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2017

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB Concentrated Growth Fund

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.5%
Information Technology - 32.0%
Electronic Equipment, Instruments & Components - 5.3%
Amphenol Corp.-Class A	279,388	$19,884,044

Internet Software & Services - 7.3%
Alphabet, Inc.-Class C (a)	33,425	27,728,043

IT Services - 14.5%
Automatic Data Processing, Inc.	164,520	16,845,203
Gartner, Inc. (a)	132,359	14,293,448
Mastercard, Inc.-Class A	212,269	23,873,894

		55,012,545

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	128,377	18,442,640

		121,067,272

Health Care - 23.2%
Biotechnology - 6.1%
Celgene Corp. (a)	186,570	23,214,905

Health Care Equipment & Supplies - 6.9%
Abbott Laboratories	585,227	25,989,931

Life Sciences Tools & Services - 5.6%
Quintiles IMS Holdings, Inc. (a)	261,512	21,059,562

Pharmaceuticals - 4.6%
Zoetis, Inc.	329,055	17,561,665

		87,826,063

Consumer Discretionary - 21.5%
Auto Components - 4.8%
Delphi Automotive PLC	227,150	18,283,303

Hotels, Restaurants & Leisure - 8.9%
Chipotle Mexican Grill, Inc.-Class A (a)	35,570	15,847,147
Starbucks Corp.	308,180	17,994,630

		33,841,777

Internet & Direct Marketing Retail - 6.9%
Priceline Group, Inc. (The) (a)	14,628	26,037,401

Specialty Retail - 0.9%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,487	3,276,437

		81,438,918

Financials - 4.8%
Capital Markets - 4.8%
Charles Schwab Corp. (The)	445,075	18,163,511

Industrials - 4.6%
Professional Services - 4.6%
Verisk Analytics, Inc.-Class A (a)	216,362	17,555,613

Company	Shares	U.S. $ Value
Materials - 4.3%
Chemicals - 4.3%
Ecolab, Inc.	128,216	$16,070,593

Consumer Staples - 4.1%
Food Products - 4.1%
Hershey Co. (The)	141,680	15,478,540

Total Common Stocks (cost $304,775,710)		357,600,510

SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (b)(c) (cost $15,258,992)	15,258,992	15,258,992

Total Investments - 98.5% (cost $320,034,702) (d)		372,859,502
Other assets less liabilities - 1.5%		5,610,177

Net Assets - 100.0%		$378,469,679

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $54,592,249 and gross unrealized depreciation of investments was $(1,767,449), resulting in net unrealized appreciation of $52,824,800.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AB Cap Fund, Inc.

AB Concentrated Growth Fund

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$357,600,510		$	– 0	–	$	– 0	–	$357,600,510
Short-Term Investments	15,258,992			– 0	–		– 0	–	15,258,992

Total Investments in Securities	372,859,502			– 0	–		– 0	–	372,859,502

Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$372,859,502		$	– 0	–	$	– 0	–	$372,859,502

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$3,772	$86,255	$74,768	$15,259	$33

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$0	$17,881	$17,881	$0	$5

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Information Technology - 29.2%
Electronic Equipment, Instruments & Components - 9.9%
Ingenico Group SA	12,667	$1,194,704
Keyence Corp.	2,400	962,815
Murata Manufacturing Co., Ltd.	7,060	1,005,806

		3,163,325

Internet Software & Services - 9.1%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	14,050	1,515,012
Tencent Holdings Ltd.	47,900	1,379,975

		2,894,987

IT Services - 6.1%
Capgemini SA	12,222	1,128,159
Worldpay Group PLC (b)	219,537	811,677

		1,939,836

Semiconductors & Semiconductor Equipment - 4.1%
ASML Holding NV	9,735	1,291,764

		9,289,912

Industrials - 14.2%
Building Products - 3.8%
Assa Abloy AB-Class B	59,282	1,218,701

Commercial Services & Supplies - 2.3%
Park24 Co., Ltd.	27,400	719,913

Electrical Equipment - 3.6%
Nidec Corp.	11,800	1,126,953

Machinery - 1.6%
Hoshizaki Corp.	6,600	521,676

Trading Companies & Distributors - 2.9%
Ashtead Group PLC	44,361	918,241

		4,505,484

Consumer Staples - 13.0%
Beverages - 3.6%
Treasury Wine Estates Ltd.	121,971	1,139,407

Household Products - 6.2%
Reckitt Benckiser Group PLC	11,733	1,071,125
Unicharm Corp.	37,700	906,027

		1,977,152

Personal Products - 3.2%
Kose Corp.	11,400	1,036,042

		4,152,601

Financials - 11.4%
Banks - 4.4%
HDFC Bank Ltd. (ADR)	18,554	1,395,632

Capital Markets - 3.3%
Azimut Holding SpA	60,406	1,048,974

Company	Shares	U.S. $ Value
Insurance - 3.7%
Prudential PLC	56,791	$1,199,614

		3,644,220

Consumer Discretionary - 11.2%
Auto Components - 2.3%
Continental AG	3,279	718,921

Hotels, Restaurants & Leisure - 3.4%
InterContinental Hotels Group PLC	22,129	1,083,855

Multiline Retail - 3.3%
B&M European Value Retail SA	277,439	1,041,688

Textiles, Apparel & Luxury Goods - 2.2%
LVMH Moet Hennessy Louis Vuitton SE	3,213	706,193

		3,550,657

Health Care - 10.6%
Biotechnology - 3.7%
Genmab A/S (a)	6,127	1,179,016

Health Care Providers & Services - 1.6%
IHH Healthcare Bhd	377,000	506,673

Life Sciences Tools & Services - 3.0%
Eurofins Scientific SE	2,211	961,517

Pharmaceuticals - 2.3%
Roche Holding AG	2,870	733,956

		3,381,162

Telecommunication Services - 3.8%
Diversified Telecommunication Services - 3.8%
BT Group PLC	307,024	1,225,983

Materials - 3.6%
Construction Materials - 3.6%
CRH PLC (London)	32,195	1,133,881

Total Common Stocks (cost $29,793,607)		30,883,900

SHORT-TERM INVESTMENTS - 2.4%
Investment Companies - 2.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (c)(d) (cost $747,222)	747,222	747,222

U.S. $ Value
Total Investments - 99.4% (cost $30,540,829) (e)	$31,631,122
Other assets less liabilities - 0.6%	200,721

Net Assets - 100.0%	$31,831,843

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	1,260	EUR	1,186	6/15/17	$9,863
Barclays Bank PLC	USD	994	AUD	1,301	6/15/17	(972)
BNP Paribas SA	CNY	596	USD	86	6/15/17	(334)
BNP Paribas SA	USD	663	CHF	665	6/15/17	3,323
Citibank, NA	GBP	1,308	USD	1,615	6/15/17	(26,827)
State Street Bank & Trust Co.	CNY	8,764	USD	1,262	6/15/17	(2,885)
State Street Bank & Trust Co.	EUR	118	USD	128	6/15/17	1,773
State Street Bank & Trust Co.	GBP	80	USD	98	6/15/17	(2,860)
State Street Bank & Trust Co.	HKD	7,476	USD	964	6/15/17	657
State Street Bank & Trust Co.	JPY	51,184	USD	464	6/15/17	3,043
State Street Bank & Trust Co.	SEK	2,636	USD	293	6/15/17	(1,814)
State Street Bank & Trust Co.	USD	50	AUD	66	6/15/17	618
State Street Bank & Trust Co.	USD	232	AUD	301	6/15/17	(2,823)
State Street Bank & Trust Co.	USD	42	CHF	42	6/15/17	337
State Street Bank & Trust Co.	USD	70	EUR	66	6/15/17	167
State Street Bank & Trust Co.	USD	332	EUR	304	6/15/17	(6,129)
State Street Bank & Trust Co.	USD	417	JPY	46,883	6/15/17	5,567
UBS AG	USD	1,067	JPY	120,840	6/15/17	21,129

						$1,833

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of this security amounted to $811,677 or 2.5% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,203,124 and gross unrealized depreciation of investments was $(112,831), resulting in net unrealized appreciation of $1,090,293.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN*

March 31, 2017 (unaudited)

23.2%	United Kingdom
19.8%	Japan
12.6%	France
9.2%	China
4.4%	India
4.1%	Netherlands
3.9%	Sweden
3.7%	Denmark
3.6%	Australia
3.6%	Ireland
3.3%	Italy
2.3%	Switzerland
2.3%	Germany
1.6%	Malaysia
2.4%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2017. The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Cap Fund, Inc.

AB Concentrated International Growth Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$1,515,012		$7,774,900		$	– 0	–	$9,289,912
Industrials	– 0	–	4,505,484			– 0	–	4,505,484
Consumer Staples	– 0	–	4,152,601			– 0	–	4,152,601
Financials	1,395,632		2,248,588			– 0	–	3,644,220
Consumer Discretionary	– 0	–	3,550,657			– 0	–	3,550,657
Health Care	506,673		2,874,489			– 0	–	3,381,162
Telecommunication Services	– 0	–	1,225,983			– 0	–	1,225,983
Materials	– 0	–	1,133,881			– 0	–	1,133,881
Short-Term Investments	747,222		– 0	–		– 0	–	747,222

Total Investments in Securities	4,164,539		27,466,583	(a)		– 0	–	31,631,122
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	46,477			– 0	–	46,477
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(44,644)			– 0	–	(44,644)

Total (c)	$4,164,539		$27,468,416		$	– 0	–	$31,632,955

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$42	$29,867	$29,162	$747	$1

AB Cap Fund, Inc.

AB Emerging Markets Core Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 27.9%
Banks - 23.6%
Agricultural Bank of China Ltd.-Class H	66,000	$30,438
Banco Macro SA (ADR)	440	38,148
Bangkok Bank PCL (NVDR)	12,000	63,387
Bank of China Ltd.-Class H	201,000	99,953
China Construction Bank Corp.-Class H	123,000	99,102
Credicorp Ltd.	440	71,852
Erste Group Bank AG	4,910	159,879
Hana Financial Group, Inc.	2,300	75,895
Industrial & Commercial Bank of China Ltd.-Class H	148,000	96,843
Itausa-Investimentos Itau SA (a)	1,364	2,658
Itausa-Investimentos Itau SA (Preference Shares)	77,770	235,998
Kasikornbank PCL (NVDR)	5,400	29,716
KB Financial Group, Inc.	4,110	180,127
OTP Bank PLC	6,170	172,386
Shinhan Financial Group Co., Ltd.	1,950	81,251

		1,437,633

Capital Markets - 0.5%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	5,100	31,425

Consumer Finance - 1.2%
Samsung Card Co., Ltd.	2,080	72,954

Diversified Financial Services - 1.8%
Fubon Financial Holding Co., Ltd.	65,000	106,018

Insurance - 0.8%
Dongbu Insurance Co., Ltd.	370	21,180
Powszechny Zaklad Ubezpieczen SA	3,290	28,851

		50,031

		1,698,061

Information Technology - 21.0%
Electronic Equipment, Instruments & Components - 4.7%
Hon Hai Precision Industry Co., Ltd.	47,800	143,357
Kingboard Chemical Holdings Ltd.	14,000	51,724
LG Innotek Co., Ltd.	490	59,841
Tripod Technology Corp.	12,000	33,809

		288,731

Internet Software & Services - 3.3%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	350	37,741
NetEase, Inc. (ADR)	400	113,600
Tencent Holdings Ltd.	1,700	48,976

		200,317

Semiconductors & Semiconductor Equipment - 5.3%
Realtek Semiconductor Corp.	25,000	89,388
Taiwan Semiconductor Manufacturing Co., Ltd.	25,000	156,766
Vanguard International Semiconductor Corp.	16,000	30,469

Company	Shares	U.S. $ Value
Win Semiconductors Corp.	9,846	$43,817

		320,440

Technology Hardware, Storage & Peripherals - 7.7%
Pegatron Corp.	20,000	59,207
Quanta Computer, Inc.	67,000	136,224
Samsung Electronics Co., Ltd.	150	276,062

		471,493

		1,280,981

Energy - 9.6%
Oil, Gas & Consumable Fuels - 9.6%
China Petroleum & Chemical Corp.-Class H	134,000	109,072
Cosan SA Industria e Comercio	9,300	115,440
LUKOIL PJSC (Sponsored ADR)	2,680	142,201
Petronet LNG Ltd.	17,070	106,090
PTT PCL (NVDR)	6,400	72,076
YPF SA (Sponsored ADR)	1,620	39,334

		584,213

Consumer Discretionary - 8.3%
Automobiles - 0.3%
Dongfeng Motor Group Co., Ltd.-Class H	14,000	15,737

Diversified Consumer Services - 2.3%
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	370	22,341
TAL Education Group (ADR) (a)	1,130	120,424

		142,765

Hotels, Restaurants & Leisure - 0.8%
Gourmet Master Co., Ltd.	5,250	49,652

Media - 0.9%
Sun TV Network Ltd.	4,260	51,828

Multiline Retail - 1.4%
Lojas Renner SA	9,600	85,249

Textiles, Apparel & Luxury Goods - 2.6%
Li Ning Co., Ltd. (a)	43,000	25,255
Pou Chen Corp.	17,000	23,528
Yue Yuen Industrial Holdings Ltd.	28,500	111,995

		160,778

		506,009

Materials - 6.3%
Chemicals - 3.5%
Formosa Chemicals & Fibre Corp.	24,000	74,665
PTT Global Chemical PCL (NVDR)	49,600	105,724
Sinopec Shanghai Petrochemical Co., Ltd.-Class H	54,000	29,970

		210,359

Metals & Mining - 1.2%
KGHM Polska Miedz SA	1,200	35,012

Company	Shares	U.S. $ Value
POSCO	150	$38,959

		73,971

Paper & Forest Products - 1.6%
Lee & Man Paper Manufacturing Ltd.	69,000	52,775
Sappi Ltd.	6,930	46,945

		99,720

		384,050

Industrials - 5.2%
Industrial Conglomerates - 3.7%
Far Eastern New Century Corp.	83,000	71,962
Jardine Strategic Holdings Ltd.	3,600	151,236

		223,198

Transportation Infrastructure - 1.5%
Jiangsu Expressway Co., Ltd.-Class H	66,000	94,809

		318,007

Telecommunication Services - 5.1%
Diversified Telecommunication Services - 4.0%
China Telecom Corp., Ltd.-Class H	116,000	56,663
China Unicom Hong Kong Ltd.	22,000	29,549
Chunghwa Telecom Co., Ltd.	11,000	37,355
KT Corp. (Sponsored ADR)	7,090	119,325

		242,892

Wireless Telecommunication Services - 1.1%
China Mobile Ltd.	6,000	65,985

		308,877

Utilities - 5.0%
Electric Utilities - 3.8%
Cia de Transmissao de Energia Eletrica Paulista (Preference Shares)	5,400	112,326
Equatorial Energia SA	5,200	97,652
Transmissora Alianca de Energia Eletrica SA	2,600	19,060

		229,038

Water Utilities - 1.2%
Cia de Saneamento Basico do Estado de Sao Paulo	7,000	72,871

		301,909

Health Care - 4.0%
Health Care Equipment & Supplies - 1.2%
St Shine Optical Co., Ltd.	3,700	75,086

Health Care Providers & Services - 1.1%
Odontoprev SA	6,900	24,906
Sinopharm Group Co., Ltd.-Class H	8,800	40,854

		65,760

Pharmaceuticals - 1.7%
Richter Gedeon Nyrt	4,530	102,884

		243,730

Company	Shares			U.S. $ Value
Consumer Staples - 3.9%
Food Products - 1.3%
Sao Martinho SA		5,700		$31,462
WH Group Ltd. (b)		53,000		45,703

				77,165

Household Products - 1.0%
Colgate-Palmolive Co.		830		60,748

Tobacco - 1.6%
Philip Morris International, Inc.		880		99,352

				237,265

Real Estate - 1.0%
Real Estate Management & Development - 1.0%
Aldar Properties PJSC		99,370		61,157

Total Common Stocks (cost $4,971,608)				5,924,259

SHORT-TERM INVESTMENTS - 3.8%
Investment Companies - 3.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (c)(d) (cost $224,910)		224,910		224,910

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(0.574)%, 4/03/17	EUR	1		653
(0.27)%, 4/03/17	JPY	48		427
0.005%, 4/03/17	HKD	7		952
0.01%, 4/03/17	SGD	0	*	317
0.05%, 4/03/17	GBP	0	*	580
5.465%, 4/03/17	ZAR	9		648

Total Time Deposits (cost $3,539)				3,577

Total Short-Term Investments (cost $228,449)				228,487

Total Investments - 101.1% (cost $5,200,057) (e)				6,152,746
Other assets less liabilities - (1.1)%				(69,628)

Net Assets - 100.0%				$6,083,118

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI Emerging Markets Index Futures	1	June 2017	$48,304	$48,108	$(196)

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of this security amounted to $45,703 or 0.8% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $997,123 and gross unrealized depreciation of investments was $(44,434), resulting in net unrealized appreciation of $952,689.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
MSCI	-	Morgan Stanley Capital International
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN*

March 31, 2017 (unaudited)

19.3%	China
18.4%	Taiwan
15.0%	South Korea
13.5%	Brazil
5.9%	Hong Kong
4.5%	Hungary
4.4%	Thailand
2.6%	United States
2.6%	Austria
2.6%	India
2.3%	Russia
1.2%	Argentina
1.2%	Peru
2.8%	Other
3.7%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Poland, South Africa and United Arab Emirates.

AB Emerging Markets Core Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$377,423		$1,320,638		$	– 0	–	$1,698,061
Information Technology	151,341		1,129,640			– 0	–	1,280,981
Energy	296,975		287,238			– 0	–	584,213
Consumer Discretionary	228,014		277,995			– 0	–	506,009
Materials	– 0	–	384,050			– 0	–	384,050
Industrials	– 0	–	318,007			– 0	–	318,007
Telecommunication Services	119,325		189,552			– 0	–	308,877
Utilities	301,909		– 0	–		– 0	–	301,909
Health Care	24,906		218,824			– 0	–	243,730
Consumer Staples	191,562		45,703			– 0	–	237,265
Real Estate	– 0	–	61,157			– 0	–	61,157
Short-Term Investments:
Investment Companies	224,910		– 0	–		– 0	–	224,910
Time Deposits	– 0	–	3,577			– 0	–	3,577

Total Investments in Securities	1,916,365		4,236,381	†		– 0	–	6,152,746
Other Financial Instruments*:
Liabilities
Futures	– 0	–	(196)			– 0	–	(196)

Total^	$1,916,365		$4,236,185		$	– 0	–	$6,152,550

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2017 (000)	Dividend Income (000)
$11	$1,989	$1,775	$225	$– 0 –*

*	Amount is less than $500.

AB Cap Fund, Inc.

AB Emerging Markets Growth Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.0%
Financials - 30.0%
Banks - 20.0%
Abu Dhabi Commercial Bank PJSC	41,760	$77,376
Banco Davivienda SA (Preference Shares)	11,339	118,005
Banco Macro SA (ADR)	180	15,606
Bank Mandiri Persero Tbk PT	108,000	94,849
China Construction Bank Corp.-Class H	185,000	149,056
Credicorp Ltd.	620	101,246
Grupo Financiero Galicia SA (ADR) (a)	670	25,366
HDFC Bank Ltd. (ADR)	690	51,902
IndusInd Bank Ltd.	1,890	41,499
Industrial & Commercial Bank of China Ltd.-Class H	141,000	92,263
Itau Unibanco Holding SA (Preference Shares)	5,800	70,217
Kasikornbank PCL (Foreign Shares)	8,800	48,402
Qatar National Bank QPSC	286	11,476
Sberbank of Russia PJSC (Sponsored ADR)	9,155	105,557

		1,002,820

Consumer Finance - 0.2%
KRUK SA	190	11,527

Diversified Financial Services - 2.1%
Cielo SA	6,700	60,588
FirstRand Ltd.	12,760	44,151

		104,739

Insurance - 3.6%
AIA Group Ltd.	20,000	126,239
BB Seguridade Participacoes SA	4,100	38,242
Max Financial Services Ltd.	1,600	14,265

		178,746

Thrifts & Mortgage Finance - 4.1%
Housing Development Finance Corp., Ltd.	8,790	203,056

		1,500,888

Information Technology - 26.7%
Internet Software & Services - 10.9%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	2,469	266,232
NetEase, Inc. (ADR)	200	56,800
Tencent Holdings Ltd.	7,700	221,834

		544,866

IT Services - 0.5%
HCL Technologies Ltd.	1,970	26,575

Semiconductors & Semiconductor Equipment - 7.5%
SK Hynix, Inc.	3,290	148,599
Taiwan Semiconductor Manufacturing Co., Ltd.	36,000	225,743

		374,342

Technology Hardware, Storage & Peripherals - 7.8%
Samsung Electronics Co., Ltd.	137	252,137

Company	Shares	U.S. $ Value
Samsung Electronics Co., Ltd. (Preference Shares)	99	$141,806

		393,943

		1,339,726

Consumer Discretionary - 15.9%
Diversified Consumer Services - 6.9%
China Distance Education Holdings Ltd. (ADR)	989	10,088
Estacio Participacoes SA	9,200	46,638
Kroton Educacional SA	22,200	94,172
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	1,265	76,381
Tarena International, Inc. (ADR)	6,200	115,816

		343,095

Hotels, Restaurants & Leisure - 1.6%
IMAX China Holding, Inc. (a)(b)	7,300	37,591
Premium Leisure Corp.	1,301,000	40,698

		78,289

Household Durables - 2.2%
Basso Industry Corp.	25,000	75,974
Cuckoo Electronics Co., Ltd.	294	34,834

		110,808

Internet & Direct Marketing Retail - 1.0%
Ctrip.com International Ltd. (ADR) (a)	1,040	51,116

Media - 2.6%
Naspers Ltd.-Class N	430	74,094
Sun TV Network Ltd.	4,690	57,059

		131,153

Multiline Retail - 0.7%
Lojas Renner SA	3,800	33,744

Textiles, Apparel & Luxury Goods - 0.9%
Welspun India Ltd.	34,740	46,647

		794,852

Consumer Staples - 8.8%
Food & Staples Retailing - 3.7%
Lenta Ltd. (GDR) (a)(b)	10,572	71,890
X5 Retail Group NV (GDR) (a)(b)	3,430	115,419

		187,309

Personal Products - 2.3%
Amorepacific Corp.	235	58,991
LG Household & Health Care Ltd.	78	56,586

		115,577

Tobacco - 2.8%
ITC Ltd.	32,160	139,077

		441,963

Company	Shares	U.S. $ Value
Energy - 5.6%
Oil, Gas & Consumable Fuels - 5.6%
CNOOC Ltd.	63,000	$75,305
LUKOIL PJSC (Sponsored ADR)	1,733	91,867
Novatek PJSC (Sponsored GDR) (b)	710	88,534
Petroleo Brasileiro SA (Preference Shares) (a)	5,200	24,068

		279,774

Health Care - 4.4%
Biotechnology - 3.2%
Biocon Ltd. (a)	2,110	36,754
China Biologic Products, Inc. (a)	1,240	124,161

		160,915

Pharmaceuticals - 1.2%
Aurobindo Pharma Ltd.	3,220	33,473
Sun Pharmaceutical Industries Ltd.	2,485	26,254

		59,727

		220,642

Industrials - 2.8%
Construction & Engineering - 2.0%
IRB Infrastructure Developers Ltd.	27,800	101,101

Industrial Conglomerates - 0.5%
SM Investments Corp.	1,835	25,483

Trading Companies & Distributors - 0.3%
BOC Aviation Ltd. (b)	2,800	14,939

		141,523

Materials - 2.0%
Construction Materials - 2.0%
Grasim Industries Ltd.	480	7,754
Grasim Industries Ltd. (GDR) (b)	5,860	94,666

		102,420

Real Estate - 1.8%
Real Estate Management & Development - 1.8%
Ayala Land, Inc.	68,200	44,907
SM Prime Holdings, Inc.	76,000	42,857

		87,764

Telecommunication Services - 1.0%
Diversified Telecommunication Services - 1.0%
Tower Bersama Infrastructure Tbk PT	124,000	50,724

Total Common Stocks (cost $4,310,108)		4,960,276

SHORT-TERM INVESTMENTS - 0.5%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (c)(d) (cost $22,778)	22,778	22,778

Company	Principal Amount (000)			U.S. $ Value
Time Deposits – 0.1%
BBH, Grand Cayman
(1.45)%, 4/03/17	CHF	0	*	$12
(0.574)%, 4/03/17	EUR	0	*	105
0.005%, 4/03/17	HKD	21		2,734
0.01%, 4/03/17	SGD	0	*	41
0.05%, 4/03/17	GBP	0	*	38
5.465%, 4/03/17	ZAR	6		476

Total Time Deposits (cost $3,434)				3,406

Total Short-Term Investments (cost $26,212)				26,184

Total Investments - 99.5% (cost $4,336,320) (e)				4,986,460
Other assets less liabilities - 0.5%				23,287

Net Assets - 100.0%				$5,009,747

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $423,039 or 8.4% of net assets.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $832,688 and gross unrealized depreciation of investments was $(182,548), resulting in net unrealized appreciation of $650,140.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
QPSC	-	Qualified Personal Service Corporation

COUNTRY BREAKDOWN *

March 31, 2017 (unaudited)

24.8%	China
17.6%	India
13.9%	South Korea
9.5%	Russia
7.4%	Brazil
6.0%	Taiwan
3.3%	Hong Kong
3.1%	Philippines
2.9%	Indonesia
2.4%	South Africa
2.4%	Colombia
2.0%	Peru
1.6%	United Arab Emirates
1.0%	Thailand
1.6%	Other
0.5%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Argentina, Poland, Qatar and Singapore.

AB Emerging Markets Growth Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$658,134		$842,754		$	– 0	–	$1,500,888
Information Technology	323,032		1,016,694			– 0	–	1,339,726
Consumer Discretionary	462,789		332,063			– 0	–	794,852
Consumer Staples	187,310		254,653			– 0	–	441,963
Energy	24,068		255,706			– 0	–	279,774
Health Care	124,161		96,481			– 0	–	220,642
Industrials	– 0	–	141,523			– 0	–	141,523
Materials	7,754		94,666			– 0	–	102,420
Real Estate	– 0	–	87,764			– 0	–	87,764
Telecommunication Services	– 0	–	50,724			– 0	–	50,724
Short-Term Investments:
Investment Companies	22,778		– 0 –			– 0	–	22,778
Time Deposits	– 0	–	3,406			– 0	–	3,406

Total Investments in Securities	1,810,026		3,176,434	†		– 0	–	4,986,460
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$1,810,026		$3,176,434		$	– 0	–	$4,986,460

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $159,564 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period. There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2017 (000)	Dividend Income (000)
$5	$1,157	$1,139	$23	$0*

*	Amount is less than $500.

AB Cap Fund, Inc.

AB Global Core Equity Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.4%
Financials - 22.2%
Banks - 8.5%
Citigroup, Inc.	71,450	$4,274,139
DBS Group Holdings Ltd.	434,300	6,015,880
Jyske Bank A/S	148,363	7,503,941
Wells Fargo & Co.	81,990	4,563,563

		22,357,523

Capital Markets - 11.0%
BlackRock, Inc.-Class A	6,346	2,433,754
Euronext NV (a)	35,396	1,543,438
Julius Baer Group Ltd. (b)	89,540	4,473,064
London Stock Exchange Group PLC	43,396	1,726,486
Moody’s Corp.	81,929	9,179,325
S&P Global, Inc.	58,783	7,685,289
Singapore Exchange Ltd.	291,900	1,606,733

		28,648,089

Consumer Finance - 2.0%
American Express Co.	65,465	5,178,936

Diversified Financial Services - 0.7%
Cielo SA	215,736	1,950,900

		58,135,448

Information Technology - 15.9%
Communications Equipment - 0.9%
Cisco Systems, Inc.	69,052	2,333,958

Internet Software & Services - 1.4%
Alphabet, Inc.-Class C (b)	4,310	3,575,403

IT Services - 2.4%
Visa, Inc.-Class A	71,256	6,332,521

Semiconductors & Semiconductor Equipment - 2.2%
Intel Corp.	100,070	3,609,525
Taiwan Semiconductor Manufacturing Co., Ltd.	335,000	2,100,662

		5,710,187

Software - 9.0%
Microsoft Corp.	176,149	11,601,173
SAP SE	121,807	11,950,239

		23,551,412

		41,503,481

Health Care - 14.6%
Biotechnology - 3.5%
Biogen, Inc. (b)	12,870	3,518,916
Gilead Sciences, Inc.	81,411	5,529,435

		9,048,351

Health Care Providers & Services - 7.0%
Anthem, Inc.	64,925	10,737,297
UnitedHealth Group, Inc.	46,249	7,585,298

		18,322,595

Company	Shares	U.S. $ Value
Pharmaceuticals - 4.1%
Novo Nordisk A/S-Class B	79,812	$2,740,659
Roche Holding AG	7,210	1,843,840
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	192,150	6,166,093

		10,750,592

		38,121,538

Industrials - 12.6%
Airlines - 1.5%
Japan Airlines Co., Ltd.	127,700	4,054,469

Commercial Services & Supplies - 2.7%
Stericycle, Inc. (b)	54,280	4,499,269
Taiwan Secom Co., Ltd.	859,000	2,547,911

		7,047,180

Machinery - 5.4%
Dover Corp.	99,860	8,023,751
Kone Oyj-Class B	141,375	6,210,375

		14,234,126

Professional Services - 3.0%
Recruit Holdings Co., Ltd.	49,400	2,526,592
RELX NV	281,750	5,226,912

		7,753,504

		33,089,279

Consumer Discretionary - 12.6%
Auto Components - 1.0%
Autoliv, Inc.	25,560	2,613,766

Diversified Consumer Services - 5.8%
Service Corp. International/US	424,950	13,122,456
Sotheby’s (b)	47,020	2,138,470

		15,260,926

Hotels, Restaurants & Leisure - 0.7%
Telepizza Group SA (a)(b)	332,225	1,688,091

Media - 1.2%
Omnicom Group, Inc.	37,070	3,195,805

Textiles, Apparel & Luxury Goods - 3.9%
NIKE, Inc.-Class B	102,713	5,724,195
Samsonite International SA	1,225,500	4,456,485

		10,180,680

		32,939,268

Telecommunication Services - 4.9%
Wireless Telecommunication Services - 4.9%
KDDI Corp.	249,300	6,556,789
MTN Group Ltd.	703,570	6,394,520

		12,951,309

Company	Shares		U.S. $ Value
Utilities - 4.9%
Electric Utilities - 1.8%
Enel Americas SA (Sponsored ADR)		219,682	$2,282,496
Enel Chile SA (ADR)		451,770	2,484,735

			4,767,231

Water Utilities - 3.1%
Guangdong Investment Ltd.		5,582,000	7,959,487

			12,726,718

Consumer Staples - 4.6%
Food & Staples Retailing - 0.8%
CVS Health Corp.		27,300	2,143,050

Food Products - 2.3%
Danone SA		88,030	5,988,236

Personal Products - 1.5%
Estee Lauder Cos., Inc. (The)-Class A		45,510	3,858,793

			11,990,079

Energy - 4.1%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.		24,360	1,902,516

Oil, Gas & Consumable Fuels - 3.4%
ConocoPhillips		50,180	2,502,477
LUKOIL PJSC (Sponsored ADR)		64,689	3,432,398
Royal Dutch Shell PLC-Class B		104,410	2,870,170

			8,805,045

			10,707,561

Materials - 3.0%
Chemicals - 3.0%
BASF SE		57,054	5,649,127
Johnson Matthey PLC		60,870	2,348,489

			7,997,616

Total Common Stocks (cost $239,228,260)			260,162,297

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.5%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (c)(d) (cost $1,168,823)		1,168,823	1,168,823

	Principal Amount (000)
Time Deposits - 0.1%
BBH, Grand Cayman
(1.45)%, 4/03/17	CHF	20	19,990

	Principal Amount (000)		U.S. $ Value
(0.95)%, 4/03/17	SEK	171	$19,135
(0.60)%, 4/03/17	DKK	285	40,882
0.05%, 4/03/17	CAD	15	11,046
5.465%, 4/03/17	ZAR	64	4,786
Hong Kong & Shanghai Bank, Singapore
0.005%, 4/03/17	HKD	177	22,810
0.01%, 4/03/17	SGD	39	27,947
National Australia Bank, London
0.474%, 4/03/17	AUD	27	20,422
Sumitomo, Tokyo
(0.574)%, 4/03/17	EUR	23	24,588
(0.27)%, 4/03/17	JPY	2,895	26,007
0.05%, 4/03/17	GBP	46	57,274

Total Time Deposits (cost $278,105)			274,887

Total Short-Term Investments (cost $1,446,928)			1,443,710

Total Investments - 100.0% (cost $240,675,188) (e)			261,606,007
Other assets less liabilities - 0.0%			26,832

Net Assets - 100.0%			$261,632,839

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $3,231,529 or 1.2% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $27,676,755 and gross unrealized depreciation of investments was $(6,745,936), resulting in net unrealized appreciation of $20,930,819.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona

SGD	-	Singapore Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company

COUNTRY BREAKDOWN*

March 31, 2017 (unaudited)

52.7%	United States
6.7%	Germany
5.0%	Japan
3.9%	Denmark
3.6%	United Kingdom
3.0%	China
2.9%	Singapore
2.4%	South Africa
2.4%	Switzerland
2.4%	Finland
2.4%	Israel
2.3%	France
1.8%	Chile
1.8%	Taiwan
6.1%	Other
0.6%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.8% or less in the following countries: Brazil, Hong Kong, Netherlands, Russia and Spain.

AB Global Core Equity Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017.

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$35,265,906		$22,869,542		$	– 0	–	$58,135,448
Information Technology	27,452,580		14,050,901			– 0	–	41,503,481
Health Care	33,537,039		4,584,499			– 0	–	38,121,538
Industrials	15,070,931		18,018,348			– 0	–	33,089,279
Consumer Discretionary	28,482,783		4,456,485			– 0	–	32,939,268
Telecommunication Services	– 0	–	12,951,309			– 0	–	12,951,309
Utilities	4,767,231		7,959,487			– 0	–	12,726,718
Consumer Staples	6,001,843		5,988,236			– 0	–	11,990,079
Energy	7,837,391		2,870,170			– 0	–	10,707,561
Materials	– 0	–	7,997,616			– 0	–	7,997,616
Short-Term Investments:
Investment Companies	1,168,823		– 0	–		– 0	–	1,168,823
Time Deposits	– 0	–	274,887					274,887

Total Investments in Securities	159,584,527		102,021,480	†		– 0	–	261,606,007
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$159,584,527		$102,021,480		$	– 0	–	$261,606,007

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. – Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2017 (000)	Dividend Income (000)
$752	$47,251	$46,834	$1,169	$2

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed-Income Shares, Inc. – Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2017 (000)	Dividend Income (000)
$1,934	$21,222	$23,156	$0	$4

AB Cap Fund, Inc.

AB International Strategic Core Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.9%
Financials - 27.0%
Banks - 18.0%
Australia & New Zealand Banking Group Ltd.	7,120	$172,878
Bank Hapoalim BM	31,539	192,204
BOC Hong Kong Holdings Ltd.	60,500	247,283
Danske Bank A/S	6,600	225,033
DBS Group Holdings Ltd.	26,300	364,305
DNB ASA	21,610	343,136
Mitsubishi UFJ Financial Group, Inc.	59,500	374,800
National Australia Bank Ltd.	13,270	337,886
Nordea Bank AB	19,640	224,070
Oversea-Chinese Banking Corp., Ltd.	24,200	168,093
Royal Bank of Canada	4,959	361,302
Seven Bank Ltd.	38,500	126,081
Sumitomo Mitsui Financial Group, Inc.	6,700	243,872
Swedbank AB-Class A	10,120	234,161
Toronto-Dominion Bank (The)	5,180	259,458

		3,874,562

Capital Markets - 3.2%
Euronext NV (a)	6,541	285,220
IG Group Holdings PLC	25,397	158,303
Thomson Reuters Corp.	5,786	250,218

		693,741

Diversified Financial Services - 1.0%
ORIX Corp.	14,400	213,733

Insurance - 4.8%
Direct Line Insurance Group PLC	71,510	311,128
Euler Hermes Group	1,890	173,559
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	893	174,807
NN Group NV	3,230	104,901
Swiss Re AG	1,125	101,043
Tryg A/S	9,420	170,796

		1,036,234

		5,818,270

Information Technology - 17.2%
Internet Software & Services - 1.0%
Moneysupermarket.com Group PLC	53,807	222,614

IT Services - 3.3%
Amadeus IT Group SA-Class A	9,334	472,941
CGI Group, Inc.-Class A (b)	5,074	243,121

		716,062

Semiconductors & Semiconductor Equipment - 1.9%
SCREEN Holdings Co., Ltd.	3,600	265,646
Tokyo Electron Ltd.	1,300	142,320

		407,966

Software - 8.5%
Check Point Software Technologies Ltd. (b)	3,713	381,177
Constellation Software, Inc./Canada	333	163,639

Company	Shares	U.S. $ Value
Nice Ltd.	5,177	$351,447
Oracle Corp. Japan	5,800	332,509
Sage Group PLC (The)	23,839	188,315
SAP SE	4,179	409,993

		1,827,080

Technology Hardware, Storage & Peripherals - 2.5%
Logitech International SA	11,200	355,924
Samsung Electronics Co., Ltd.	96	176,680

		532,604

		3,706,326

Industrials - 11.6%
Aerospace & Defense - 3.1%
BAE Systems PLC	20,260	163,056
QinetiQ Group PLC	47,612	166,311
Saab AB-Class B	7,886	332,740

		662,107

Airlines - 1.2%
Japan Airlines Co., Ltd.	8,300	263,524

Machinery - 0.9%
Kone Oyj - Class B	4,634	203,564

Professional Services - 5.4%
Experian PLC	19,652	400,925
RELX PLC	23,365	457,444
Wolters Kluwer NV	7,424	308,114

		1,166,483

Road & Rail - 1.0%
Central Japan Railway Co.	1,300	212,342

		2,508,020

Consumer Discretionary - 9.6%
Hotels, Restaurants & Leisure - 2.2%
Aristocrat Leisure Ltd.	25,924	355,847
Tabcorp Holdings Ltd.	34,036	123,512

		479,359

Household Durables - 0.8%
Fujitsu General Ltd.	9,000	178,787

Leisure Products - 1.8%
Bandai Namco Holdings, Inc.	12,600	377,693

Media - 2.8%
Informa PLC	27,412	224,062
UBM PLC	17,430	166,899
WPP PLC	9,945	217,985

		608,946

Textiles, Apparel & Luxury Goods - 2.0%
HUGO BOSS AG	3,800	277,109
Yue Yuen Industrial Holdings Ltd.	36,000	141,467

Company	Shares	U.S. $ Value
		$418,576

		2,063,361

Consumer Staples - 8.7%
Beverages - 1.5%
Diageo PLC	5,780	165,512
Royal Unibrew A/S	3,443	145,005

		310,517

Food & Staples Retailing - 1.0%
Ain Holdings, Inc.	1,500	101,268
Loblaw Cos., Ltd.	2,254	122,306

		223,574

Food Products - 1.4%
Nestle SA (REG)	1,260	96,707
Salmar ASA	9,782	210,938

		307,645

Household Products - 1.4%
Reckitt Benckiser Group PLC	3,210	293,046

Tobacco - 3.4%
British American Tobacco PLC	7,261	481,739
Imperial Brands PLC	5,166	250,363

		732,102

		1,866,884

Health Care - 5.2%
Pharmaceuticals - 5.2%
Indivior PLC	24,270	97,991
Recordati SpA	7,164	242,804
Roche Holding AG	1,002	256,245
Sanofi	5,836	527,547

		1,124,587

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 5.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	88,609	159,137
Com Hem Holding AB	18,790	215,356
HKT Trust & HKT Ltd.-Class SS	194,000	251,128
Nippon Telegraph & Telephone Corp.	6,000	256,520
TDC A/S	36,270	186,800

		1,068,941

Materials - 4.3%
Chemicals - 2.6%
Covestro AG (a)	4,895	377,104
Nippon Shokubai Co., Ltd.	2,500	170,598

		547,702

Containers & Packaging - 1.7%
Amcor Ltd./Australia	32,099	369,215

		916,917

Company	Shares	U.S. $ Value
Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Caltex Australia Ltd.	6,930	$156,144
Royal Dutch Shell PLC-Class B	13,961	383,780
TOTAL SA	4,892	247,356

		787,280

Utilities - 1.1%
Electric Utilities - 1.1%
EDP-Energias de Portugal SA	34,780	117,597
Endesa SA	4,930	115,705

		233,302

Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Sino Land Co., Ltd.	72,000	126,262

Total Common Stocks (cost $19,281,902)		20,220,150

INVESTMENT COMPANIES - 0.3%
Funds and Investment Trusts - 0.3% (c)
iShares MSCI Japan ETF	540	27,810
iShares MSCI United Kingdom ETF	870	28,318

Total Investment Companies (cost $52,776)		56,128

SHORT-TERM INVESTMENTS - 3.6%
Investment Companies - 3.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (c)(d) (cost $778,984)	778,984	778,984

Total Investments - 97.8% (cost $20,113,662) (e)		21,055,262
Other assets less liabilities - 2.2%		473,286

Net Assets - 100.0%		$21,528,548

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Mini MSCI EAFE Futures	8	June 2017	$699,905	$713,141	$13,236

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	120	USD	92	4/18/17	$282

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	AUD	296	USD	224	4/18/17	$(2,068)
Brown Brothers Harriman & Co.	CAD	1,545	USD	1,173	4/18/17	11,459
Brown Brothers Harriman & Co.	CHF	25	USD	25	4/18/17	(259)
Brown Brothers Harriman & Co.	EUR	62	USD	66	4/18/17	84
Brown Brothers Harriman & Co.	EUR	72	USD	76	4/18/17	(623)
Brown Brothers Harriman & Co.	GBP	26	USD	32	4/18/17	46
Brown Brothers Harriman & Co.	GBP	396	USD	488	4/18/17	(7,378)
Brown Brothers Harriman & Co.	HKD	1,151	USD	149	4/18/17	347
Brown Brothers Harriman & Co.	ILS	2,626	USD	692	4/18/17	(33,445)
Brown Brothers Harriman & Co.	JPY	6,193	USD	56	4/18/17	163
Brown Brothers Harriman & Co.	JPY	25,751	USD	228	4/18/17	(3,258)
Brown Brothers Harriman & Co.	NOK	2,808	USD	331	4/18/17	3,655
Brown Brothers Harriman & Co.	SEK	737	USD	83	4/18/17	542
Brown Brothers Harriman & Co.	SEK	942	USD	105	4/18/17	(410)
Brown Brothers Harriman & Co.	SGD	269	USD	188	4/18/17	(4,004)
Brown Brothers Harriman & Co.	USD	310	AUD	416	4/18/17	8,129
Brown Brothers Harriman & Co.	USD	45	CAD	60	4/18/17	115
Brown Brothers Harriman & Co.	USD	592	CHF	596	4/18/17	3,048
Brown Brothers Harriman & Co.	USD	731	EUR	690	4/18/17	5,968
Brown Brothers Harriman & Co.	USD	365	EUR	340	4/18/17	(2,584)
Brown Brothers Harriman & Co.	USD	459	GBP	373	4/18/17	7,647
Brown Brothers Harriman & Co.	USD	148	HKD	1,151	4/18/17	(271)
Brown Brothers Harriman & Co.	USD	22	ILS	84	4/18/17	729
Brown Brothers Harriman & Co.	USD	1,630	JPY	186,804	4/18/17	48,568
Brown Brothers Harriman & Co.	USD	41	SEK	370	4/18/17	(165)
Brown Brothers Harriman & Co.	CAD	361	USD	269	7/18/17	(2,442)
Brown Brothers Harriman & Co.	GBP	85	USD	107	7/18/17	21
Brown Brothers Harriman & Co.	GBP	78	USD	96	7/18/17	(1,337)
Brown Brothers Harriman & Co.	ILS	880	USD	242	7/18/17	(1,494)
Brown Brothers Harriman & Co.	NOK	479	USD	56	7/18/17	307
Brown Brothers Harriman & Co.	NOK	311	USD	36	7/18/17	(47)
Brown Brothers Harriman & Co.	SEK	2,292	USD	260	7/18/17	2,353
Brown Brothers Harriman & Co.	SEK	159	USD	18	7/18/17	(63)
Brown Brothers Harriman & Co.	SGD	89	USD	64	7/18/17	168

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	262	CHF	262	7/18/17	$1,667
Brown Brothers Harriman & Co.	USD	134	CHF	133	7/18/17	(497)
Brown Brothers Harriman & Co.	USD	636	EUR	586	7/18/17	(7,636)
Brown Brothers Harriman & Co.	USD	85	JPY	9,416	7/18/17	(389)
JPMorgan Chase Bank, NA	KRW	59,420	USD	53	7/18/17	195
Nomura Global Financial Products, Inc.	KRW	115,658	USD	102	4/18/17	(1,566)

						$25,557

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate market value of these securities amounted to $662,324 or 3.1% of net assets.
(b)	Non-income producing security.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,136,678 and gross unrealized depreciation of investments was $(195,078), resulting in net unrealized appreciation of $941,600.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
MSCI	-	Morgan Stanley Capital International
REG	-	Registered Shares

COUNTRY BREAKDOWN *

March 31, 2017 (unaudited)

18.8%	United Kingdom
15.6%	Japan
7.2%	Australia
5.9%	Germany
5.5%	Canada
5.2%	Israel
5.1%	Netherlands
4.8%	Sweden
4.5%	France
3.8%	Switzerland
3.6%	Hong Kong
3.5%	Denmark
2.8%	Spain
10.0%	Other
3.7%	Short-Term
100.0%	Total Investments

*	All data are as of March 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.6% or less in the following countries: Finland, Italy, Norway, Portugal, Singapore, South Korea and United States.

AB International Strategic Core Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$870,978		$4,947,292		$	– 0	–	$5,818,270
Information Technology	787,937		2,918,389			– 0	–	3,706,326
Industrials	– 0	–	2,508,020			– 0	–	2,508,020
Consumer Discretionary	– 0	–	2,063,361			– 0	–	2,063,361
Consumer Staples	267,311		1,599,573			– 0	–	1,866,884
Health Care	242,804		881,783			– 0	–	1,124,587
Telecommunication Services	466,484		602,457			– 0	–	1,068,941
Materials	– 0	–	916,917			– 0	–	916,917
Energy	– 0	–	787,280			– 0	–	787,280
Utilities	– 0	–	233,302			– 0	–	233,302
Real Estate	– 0	–	126,262			– 0	–	126,262
Investment Companies	56,128		– 0	–		– 0	–	56,128
Short-Term Investments:
Investment Companies	778,984		– 0	–		– 0	–	778,984

Total Investments in Securities	3,470,626		17,584,636	†		– 0	–	21,055,262
Other Financial Instruments*:
Assets
Futures	– 0	–	13,236			– 0	–	13,236
Forward Currency Exchange Contracts	– 0	–	95,493			– 0	–	95,493
Liabilities
Forward Currency Exchange Contracts	– 0	–	(69,936)			– 0	–	(69,936)

Total^	$3,470,626		$17,623,429		$	– 0	–	$21,094,055

†	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	An amount of $58,655 was transferred from Level 2 to Level 1 due to the above mentioned foreign equity fair valuation by the third party vendor was not used during the reporting period. There were no transfers from Level 1 to Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2017 (000)	Dividend Income (000)
$62	$10,830	$10,113	$779	$1

AB Cap Fund, Inc.

AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.9%
Information Technology - 20.7%
Communications Equipment - 1.6%
Cisco Systems, Inc.	134,043	$4,530,653

Electronic Equipment, Instruments & Components - 0.3%
Cognex Corp.	3,347	280,981
Hollysys Automation Technologies Ltd.	12,197	206,495
Keyence Corp.	566	227,064

		714,540

Internet Software & Services - 5.7%
Alphabet, Inc.-Class C (a)	10,698	8,874,633
eBay, Inc. (a)	114,202	3,833,761
Facebook, Inc.-Class A (a)	25,439	3,613,610

		16,322,004

IT Services - 3.1%
Cognizant Technology Solutions Corp.-Class A (a)	50,619	3,012,843
PayPal Holdings, Inc. (a)	57,480	2,472,789
Visa, Inc.-Class A	37,095	3,296,633

		8,782,265

Semiconductors & Semiconductor Equipment - 1.7%
Broadcom Ltd.	11,845	2,593,581
Texas Instruments, Inc.	28,908	2,328,829

		4,922,410

Software - 4.1%
Microsoft Corp.	104,378	6,874,335
Oracle Corp.	70,774	3,157,228
Take-Two Interactive Software, Inc. (a)	29,879	1,770,929

		11,802,492

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	67,323	9,671,622
Western Digital Corp.	26,938	2,223,193

		11,894,815

		58,969,179

Consumer Discretionary - 17.9%
Automobiles - 0.7%
General Motors Co.	60,387	2,135,284

Hotels, Restaurants & Leisure - 4.4%
McDonald’s Corp.	68,530	8,882,173
MGM Resorts International	83,994	2,301,436
Restaurant Brands International, Inc.	26,442	1,473,877

		12,657,486

Household Durables - 0.8%
Honest Co., Inc. (The) (Preference Shares) (a)(b)(c)	4,005	162,523
Lennar Corp.-Class A	43,457	2,224,564

		2,387,087

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (a)	5,529	$4,901,680
Priceline Group, Inc. (The) (a)	1,229	2,187,583

		7,089,263

Media - 6.9%
CBS Corp.-Class B	69,874	4,846,461
DISH Network Corp.-Class A (a)	24,609	1,562,425
Twenty-First Century Fox, Inc.-Class A	103,445	3,350,583
Viacom, Inc.-Class B	45,113	2,103,168
Walt Disney Co. (The)	67,941	7,703,830

		19,566,467

Specialty Retail - 2.6%
AutoZone, Inc. (a)	2,343	1,694,106
Lowe’s Cos., Inc.	67,975	5,588,225

		7,282,331

		51,117,918

Financials - 16.8%
Banks - 10.3%
Bank of America Corp.	131,328	3,098,028
Citigroup, Inc.	126,178	7,547,968
JPMorgan Chase & Co.	81,857	7,190,319
US Bancorp	108,467	5,586,050
Wells Fargo & Co.	105,286	5,860,219

		29,282,584

Capital Markets - 3.9%
Goldman Sachs Group, Inc. (The)	38,881	8,931,743
KKR & Co. LP	119,631	2,180,873

		11,112,616

Consumer Finance - 0.7%
Synchrony Financial	63,057	2,162,855

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc.-Class B (a)	32,885	5,481,272

		48,039,327

Industrials - 14.2%
Aerospace & Defense - 4.3%
Northrop Grumman Corp.	50,923	12,111,526

Airlines - 0.9%
Delta Air Lines, Inc.	55,262	2,539,842

Electrical Equipment - 0.2%
ABB Ltd. (REG) (a)	8,161	191,013
Emerson Electric Co.	3,406	203,883
Rockwell Automation, Inc.	1,207	187,942

		582,838

Industrial Conglomerates - 4.2%
Honeywell International, Inc.	96,224	12,015,491

Company	Shares	U.S. $ Value
Machinery - 0.2%
FANUC Corp.	1,120	$230,576
SMC Corp./Japan	875	259,406

		489,982

Road & Rail - 4.4%
Norfolk Southern Corp.	81,884	9,168,551
Union Pacific Corp.	32,589	3,451,827

		12,620,378

		40,360,057

Health Care - 11.6%
Health Care Equipment & Supplies - 1.9%
CR Bard, Inc.	8,857	2,201,319
Zimmer Biomet Holdings, Inc.	26,246	3,204,899

		5,406,218

Health Care Providers & Services - 2.8%
Aetna, Inc.	38,914	4,963,481
UnitedHealth Group, Inc.	17,651	2,894,940

		7,858,421

Pharmaceuticals - 6.9%
Eli Lilly & Co.	40,543	3,410,072
Johnson & Johnson	79,554	9,908,451
Pfizer, Inc.	124,637	4,263,832
Zoetis, Inc.	41,239	2,200,925

		19,783,280

		33,047,919

Consumer Staples - 6.1%
Food & Staples Retailing - 1.3%
CVS Health Corp.	25,542	2,005,047
Kroger Co. (The)	62,168	1,833,334

		3,838,381

Food Products - 3.6%
Campbell Soup Co.	67,708	3,875,606
Hershey Co. (The)	21,388	2,336,639
Kraft Heinz Co. (The)	19,618	1,781,511
Mondelez International, Inc.-Class A	53,326	2,297,284

		10,291,040

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The)-Class A	15,274	1,295,082

Tobacco - 0.7%
Altria Group, Inc.	28,860	2,061,181

		17,485,684

Utilities - 2.6%
Electric Utilities - 2.6%
NextEra Energy, Inc.	57,377	7,365,485

Company	Shares			U.S. $ Value
Energy - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.		23,991		$2,575,914
EOG Resources, Inc.		24,306		2,371,050
Occidental Petroleum Corp.		33,008		2,091,387

				7,038,351

Real Estate - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
Crown Castle International Corp.		63,627		6,009,570

Telecommunication Services - 0.7%
Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc. (a)		31,830		2,055,900

Materials - 0.7%
Containers & Packaging - 0.7%
Berry Plastics Group, Inc. (a)		39,221		1,904,964

Total Common Stocks (cost $237,387,566)				273,394,354

INVESTMENT COMPANIES - 2.2%
Funds and Investment Trusts - 2.2% (d)
iShares Nasdaq Biotechnology ETF (cost $5,618,501)		20,810		6,102,949

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (d)(e) (cost $5,867,577)		5,867,577		5,867,577

	Principal Amount (000)
Time Deposits - 0.2%
BBH, Grand Cayman
(1.45)%, 4/03/17	CHF	147		146,562
0.05%, 4/03/17	CAD	0	*	7
0.05%, 4/03/17	GBP	0	*	4
Sumitomo, Tokyo
(0.27)%, 4/03/17	JPY	56,616		508,541

Total Time Deposits (cost $658,045)				655,114

Total Short-Term Investments (cost $6,525,622)				6,522,691

Total Investments - 100.4% (cost $249,531,689) (f)				286,019,994
Other assets less liabilities - (0.4)%				(1,000,118)

Net Assets - 100.0%				$285,019,876

*	Principal amount less than 500.
(a)	Non-income producing security.

(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $37,870,965 and gross unrealized depreciation of investments was $(1,382,660), resulting in net unrealized appreciation of $36,488,305.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD	-	Canadian Dollar
CHF	-	Swiss Franc
GBP	-	Great British Pound
JPY	-	Japanese Yen

Glossary:

ETF	-	Exchange Traded Fund
REG	-	Registered Shares

AB Select US Equity Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$58,742,115		$227,064		$	– 0	–	$58,969,179
Consumer Discretionary	50,955,395		– 0	–		162,523		51,117,918
Financials	48,039,327		– 0	–		– 0	–	48,039,327
Industrials	39,679,062		680,995			– 0	–	40,360,057
Health Care	33,047,919		– 0	–		– 0	–	33,047,919
Consumer Staples	17,485,684		– 0	–		– 0	–	17,485,684
Utilities	7,365,485		– 0	–		– 0	–	7,365,485
Energy	7,038,351		– 0	–		– 0	–	7,038,351
Real Estate	6,009,570		– 0	–		– 0	–	6,009,570
Telecommunication Services	2,055,900		– 0	–		– 0	–	2,055,900
Materials	1,904,964		– 0	–		– 0	–	1,904,964
Investment Companies	6,102,949		– 0	–		– 0	–	6,102,949
Short-Term Investments:
Investment Companies	5,867,577		– 0	–		– 0	–	5,867,577
Time Deposits	– 0	–	655,114			– 0	–	655,114

Total Investments in Securities	284,294,298		1,563,173			162,523		286,019,994
Other Financial Instruments*	– 0	–	– 0	–		– 0	–	– 0	–

Total^	$284,294,298		$1,563,173			$162,523		$286,019,994

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Consumer Discretionary		Total
Balance as of 6/30/16	$179,985		$179,985
Accrued discounts/ (premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	(17,462)		(17,462)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers into Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/17	$162,523		$162,523

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17	$(17,462)		$(17,462)

The Adviser established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value June 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value March 31, 2017 (000)	Dividend Income (000)
$9,588	$134,834	$138,554	$5,868	$23

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 64.1%
Information Technology - 14.1%
Communications Equipment - 1.1%
Cisco Systems, Inc.	298,625	$10,093,525

Electronic Equipment, Instruments & Components - 0.2%
Cognex Corp.	7,457	626,015
Hollysys Automation Technologies Ltd.	27,173	460,039
Keyence Corp.	1,254	503,071

		1,589,125

Internet Software & Services - 4.2%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	10,372	1,118,413
Alphabet, Inc.-Class C (a)	23,839	19,775,881
eBay, Inc. (a)	254,387	8,539,771
Facebook, Inc.-Class A (a)	56,673	8,050,399
Pandora Media, Inc. (a)	123,991	1,464,334
Yelp, Inc. (a)	22,985	752,759

		39,701,557

IT Services - 2.0%
Cognizant Technology Solutions Corp.-Class A (a)	112,676	6,706,476
PayPal Holdings, Inc. (a)	128,060	5,509,141
Visa, Inc.-Class A	82,640	7,344,217

		19,559,834

Semiconductors & Semiconductor Equipment - 1.1%
Broadcom Ltd.	26,393	5,779,011
Texas Instruments, Inc.	64,407	5,188,628

		10,967,639

Software - 2.7%
Microsoft Corp.	232,535	15,314,755
Oracle Corp.	157,613	7,031,116
Take-Two Interactive Software, Inc. (a)	66,569	3,945,545

		26,291,416

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	149,948	21,541,529
Western Digital Corp.	59,924	4,945,528

		26,487,057

		134,690,153

Consumer Discretionary - 12.4%
Automobiles - 0.5%
General Motors Co.	134,416	4,752,950

Hotels, Restaurants & Leisure - 3.0%
McDonald’s Corp.	152,573	19,774,986
MGM Resorts International	187,047	5,125,088
Restaurant Brands International, Inc.	58,915	3,283,922
Wynn Resorts Ltd.	6,659	763,188

		28,947,184

Company	Shares	U.S. $ Value
Household Durables - 0.6%
Honest Co. (The) (a)(b)(c)	20,767	$842,725
Lennar Corp.-Class A	96,795	4,954,936

		5,797,661

Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. (a)	12,313	10,915,967
Priceline Group, Inc. (The) (a)	2,738	4,873,558

		15,789,525

Media - 4.9%
CBS Corp.-Class B	155,667	10,797,063
Cinemark Holdings, Inc.	18,169	805,613
DISH Network Corp.-Class A (a)	54,827	3,480,966
Manchester United PLC-Class A (d)	142,092	2,401,355
Twenty-First Century Fox, Inc.-Class A	230,218	7,456,761
Viacom, Inc.-Class B	100,514	4,685,963
Walt Disney Co. (The)	151,259	17,151,258

		46,778,979

Specialty Retail - 1.7%
AutoZone, Inc. (a)	5,225	3,777,936
Lowe’s Cos., Inc.	151,440	12,449,883

		16,227,819

		118,294,118

Financials - 10.7%
Banks - 6.8%
Bank of America Corp.	291,777	6,883,019
Citigroup, Inc.	281,101	16,815,462
JPMorgan Chase & Co.	182,354	16,017,975
US Bancorp	241,525	12,438,538
Wells Fargo & Co.	234,512	13,052,938

		65,207,932

Capital Markets - 2.1%
Goldman Sachs Group, Inc. (The)	86,616	19,897,428

Consumer Finance - 0.5%
Synchrony Financial	140,478	4,818,395

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc.-Class B (a)	73,266	12,211,977

		102,135,732

Industrials - 9.4%
Aerospace & Defense - 2.8%
Northrop Grumman Corp.	113,446	26,981,997

Airlines - 0.6%
Delta Air Lines, Inc.	123,112	5,658,228

Electrical Equipment - 0.1%
ABB Ltd. (REG)	18,179	425,489
Emerson Electric Co.	7,591	454,397

Company	Shares	U.S. $ Value
Rockwell Automation, Inc.	2,689	$418,704

		1,298,590

Industrial Conglomerates - 2.8%
Honeywell International, Inc.	214,373	26,768,756

Machinery - 0.1%
FANUC Corp.	2,453	505,002
SMC Corp./Japan	1,915	567,730

		1,072,732

Road & Rail - 3.0%
Norfolk Southern Corp.	182,405	20,423,888
Union Pacific Corp.	72,556	7,685,131

		28,109,019

		89,889,322

Health Care - 7.7%
Health Care Equipment & Supplies - 1.3%
CR Bard, Inc.	19,736	4,905,186
Zimmer Biomet Holdings, Inc.	58,467	7,139,405

		12,044,591

Health Care Providers & Services - 1.8%
Aetna, Inc.	86,697	11,058,202
UnitedHealth Group, Inc.	39,321	6,449,037

		17,507,239

Pharmaceuticals - 4.6%
Eli Lilly & Co.	90,276	7,593,114
Johnson & Johnson	177,229	22,073,872
Pfizer, Inc.	277,674	9,499,228
Zoetis, Inc.	91,871	4,903,155

		44,069,369

		73,621,199

Consumer Staples - 4.1%
Food & Staples Retailing - 0.9%
CVS Health Corp.	56,905	4,467,042
Kroger Co. (The)	138,449	4,082,861

		8,549,903

Food Products - 2.4%
Campbell Soup Co.	150,847	8,634,482
Hershey Co. (The)	47,656	5,206,418
Kraft Heinz Co. (The)	43,709	3,969,214
Mondelez International, Inc.-Class A	118,799	5,117,861

		22,927,975

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The)-Class A	33,997	2,882,606

Tobacco - 0.5%
Altria Group, Inc.	64,299	4,592,235

		38,952,719

Company		Shares	U.S. $ Value
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.		53,403	$5,733,880
ConocoPhillips		16,513	823,503
EOG Resources, Inc.		54,138	5,281,162
Occidental Petroleum Corp.		73,395	4,650,307

			16,488,852

Utilities - 1.7%
Electric Utilities - 1.7%
NextEra Energy, Inc.		127,821	16,408,382

Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
Crown Castle International Corp.		141,751	13,388,382

Telecommunication Services - 0.5%
Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc. (a)		70,913	4,580,271

Materials - 0.4%
Containers & Packaging - 0.4%
Berry Plastics Group, Inc. (a)		87,376	4,243,852

Total Common Stocks (cost $596,108,117)			612,692,982

INVESTMENT COMPANIES - 1.4%
Funds and Investment Trusts - 1.4% (e)
iShares Nasdaq Biotechnology ETF (d) (cost $12,962,589)		46,364	13,597,170

SHORT-TERM INVESTMENTS - 34.9%
Investment Companies - 34.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (e)(f) (cost $328,088,936)		328,088,936	328,088,936

		Principal Amount (000)
U.S. Treasury Bills - 0.5%
U.S. Treasury Bill Zero Coupon, 5/18/17 (g) (cost $4,996,625)	U.S.$	5,000	4,996,625

Total Short-Term Investments (cost $333,085,561)			333,085,561

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.4% (cost $942,156,267)		$959,375,713

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%
Investment Companies - 1.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.54% (e)(f) (cost $13,308,067)	13,308,067	13,308,067

Total Investments Before Securities Sold Short - 101.8% (cost $955,464,334)		972,683,780

SECURITIES SOLD SHORT - (12.9)%
INVESTMENT COMPANIES - (11.5)%
Funds and Investment Trusts - (11.5)% (e)
iShares PHLX Semiconductor ETF	(11,978)	(1,639,668)
SPDR S&P 500 ETF Trust	(458,938)	(108,190,044)

Total Investment Companies (proceeds $109,289,120)		(109,829,712)

COMMON STOCKS - (1.4)%
Real Estate - (0.1)%
Equity Real Estate Investment Trusts (REITs) - (0.1)%
Iron Mountain, Inc.	(21,399)	(763,302)

Information Technology - (0.2)%
Internet Software & Services - 0.0%
Akamai Technologies, Inc. (a)	(7,334)	(437,840)

IT Services - (0.1)%
Broadridge Financial Solutions, Inc.	(15,567)	(1,057,778)

Software - (0.1)%
SS&C Technologies Holdings, Inc.	(13,438)	(475,705)

		(1,971,323)

Health Care - (0.3)%
Health Care Providers & Services - (0.2)%
HCA Holdings, Inc. (a)	(8,802)	(783,290)
McKesson Corp.	(7,887)	(1,169,327)

		(1,952,617)

Health Care Technology - (0.1)%
Cerner Corp. (a)	(12,523)	(736,978)

		(2,689,595)

Consumer Discretionary - (0.3)%
Automobiles - 0.0%
Tesla, Inc. (a)	(2,041)	(568,010)

Hotels, Restaurants & Leisure - (0.1)%
Papa John’s International, Inc.	(9,841)	(787,674)

Internet & Direct Marketing Retail - (0.1)%
JD.com, Inc. (ADR) (a)	(24,905)	(774,795)

Company	Shares	U.S. $ Value
Media - (0.1)%
Omnicom Group, Inc.	(8,901)	$(767,355)

Textiles, Apparel & Luxury Goods - 0.0%
Under Armour, Inc.-Class A (a)	(27,496)	(543,871)

		(3,441,705)

Industrials - (0.5)%
Aerospace & Defense - (0.2)%
Lockheed Martin Corp.	(5,632)	(1,507,960)

Commercial Services & Supplies - (0.1)%
Stericycle, Inc. (a)	(9,693)	(803,453)

Road & Rail - (0.2)%
CSX Corp.	(48,422)	(2,263,404)

		(4,574,817)

Total Common Stocks (proceeds $12,927,560)		(13,440,742)

Total Securities Sold Short (proceeds $122,216,680)		(123,270,454)

Total Investments, Net of Securities Sold Short - 88.9% (cost $833,247,654) (h)		849,413,326
Other assets less liabilities - 11.1%		105,796,768

Net Assets - 100.0%		$955,210,094

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
S&P 500 Index (i)	132	$2,350.00	April 2017	$571,774	$(351,780)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services LLC
KKR & Co. LP	86,046	FedFundEffective Plus 0.30%	USD	1,468	1/11/19	$97,911
KKR & Co. LP	59,955	FedFundEffective Plus 0.30%		1,022	1/11/19	68,859
KKR & Co. LP	16,582	FedFundEffective Plus 0.30%		291	1/11/19	10,498
KKR & Co. LP	6,027	FedFundEffective Plus 0.30%		104	1/11/19	5,969
KKR & Co. LP	20,303	FedFundEffective Plus 0.35%		365	1/11/19	5,078
KKR & Co. LP	23,916	FedFundEffective Plus 0.30%		432	1/11/19	3,801
KKR & Co. LP	19,707	FedFundEffective Plus 0.35%		355	1/11/19	3,589

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
KKR & Co. LP	7,617	FedFundEffective Plus 0.35%	USD	136	1/11/19	$3,147
KKR & Co. LP	5,547	FedFundEffective Plus 0.35%		98	1/11/19	2,767
KKR & Co. LP	2,468	FedFundEffective Plus 0.30%		42	1/11/19	2,563
KKR & Co. LP	4,558	FedFundEffective Plus 0.30%		81	1/11/19	1,828
KKR & Co. LP	9,857	FedFundEffective Plus 0.35%		179	1/11/19	714
KKR & Co. LP	3,939	FedFundEffective Plus 0.30%		72	1/11/19	(434)

						$206,290

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Illiquid security.
(d)	Represents entire or partial securities out on loan.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	As of March 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,555,771 and gross unrealized depreciation of investments was $(8,390,099), resulting in net unrealized appreciation of $16,165,672.
(i)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
FedFundEffective	-	Federal Funds Effective Rate
REG	-	Registered Shares
SPDR	-	Standard & Poor’s Depository Receipt

AB Cap Fund, Inc.

AB Select US Long/Short Portfolio

March 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$134,187,082		$503,071		$	– 0	–	$134,690,153
Consumer Discretionary	117,451,393		– 0	–		842,725		118,294,118
Financials	102,135,732		– 0	–		– 0	–	102,135,732
Industrials	88,391,101		1,498,221			– 0	–	89,889,322
Health Care	73,621,199		– 0	–		– 0	–	73,621,199
Consumer Staples	38,952,719		– 0	–		– 0	–	38,952,719
Energy	16,488,852		– 0	–		– 0	–	16,488,852
Utilities	16,408,382		– 0	–		– 0	–	16,408,382
Real Estate	13,388,382		– 0	–		– 0	–	13,388,382
Telecommunication Services	4,580,271		– 0	–		– 0	–	4,580,271
Materials	4,243,852		– 0	–		– 0	–	4,243,852
Investment Companies	13,597,170		– 0	–		– 0	–	13,597,170
Short-Term Investments:
Investment Companies	328,088,936		– 0	–		– 0	–	328,088,936
U.S. Treasury Bills	– 0	–	4,996,625			– 0	–	4,996,625
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	13,308,067		– 0	–		– 0	–	13,308,067
Liabilities:
Investment Companies	(109,829,712)		– 0	–		– 0	–	(109,829,712)
Common Stocks (a)	(13,440,742)		– 0	–		– 0	–	(13,440,742)

Total Investments in Securities	841,572,684		6,997,917			842,725		849,413,326
Other Financial Instruments (b):
Assets:
Total Return Swaps	– 0	–	206,724			– 0	–	206,724
Liabilities:
Call Options Written	– 0	–	(351,780)			– 0	–	(351,780)
Total Return Swaps	– 0	–	(434)			– 0	–	(434)

Total (c)	$841,572,684		$6,852,427			$842,725		$849,267,836

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include options written which are valued at market value.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 6/30/16	$933,269		$933,269
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(90,544)		(90,544)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 3/31/17	$842,725		$842,725

Net change in unrealized appreciation/depreciation from investments held as of 3/31/17	$(90,544)		$(90,544)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$411,826	$390,512	$474,249	$328,089	$966

A summary of the Fund’s investments of cash collateral for securities loaned transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended March 31, 2017 is as follows:

Market Value 6/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/17 (000)	Dividend Income (000)
$0	$144,851	$131,543	$13,308	$24

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: May 24, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: May 24, 2017